Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000030128 | G8994E103 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030128 | 363576109 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030128 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030128 | 11133T103 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030128 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030128 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030128 | 704326107 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030128 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030128 | 760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030128 | 172908105 | Cintas Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030128 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030128 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030128 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030128 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030128 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030128 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030128 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030128 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030128 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030128 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030128 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030128 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030128 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030128 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000030128 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030128 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030128 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030128 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030128 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000030128 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000030128 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000164667 | 124805102 | CBIZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164667 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000164667 | 194693107 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164667 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164667 | 26701L100 | Dutch Bros, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164667 | 11276H106 | Brookfield Infrastructure Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164667 | 169905106 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164667 | P73684113 | OneSpaWorld Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164667 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164667 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164667 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164667 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000164667 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164667 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164667 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164667 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164667 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164667 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164667 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164667 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164667 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164667 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164667 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164667 | Media
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164667 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000164667 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164667 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000164667 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164667 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000110096 | 124805102 | CBIZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000110096 | 302081104 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000110096 | 194693107 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000110096 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110096 | 26701L100 | Dutch Bros, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110096 | 11276H106 | Brookfield Infrastructure Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110096 | 169905106 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110096 | P73684113 | OneSpaWorld Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110096 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000110096 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110096 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110096 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000110096 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110096 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000110096 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110096 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000110096 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000110096 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110096 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110096 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110096 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110096 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110096 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000110096 | Media
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110096 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000110096 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000110096 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000110096 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110096 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000164665 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164665 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164665 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000164665 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164665 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164665 | 11271J107 | Brookfield Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164665 | 45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164665 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164665 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164665 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164665 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164665 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164665 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164665 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164665 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000164665 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000164665 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164665 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164665 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164665 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164665 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164665 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164665 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000164665 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164665 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164665 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164665 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030126 | 863667101 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030126 | 12514G108 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000030126 | 778296103 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030126 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030126 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030126 | 11271J107 | Brookfield Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030126 | 45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030126 | 743315103 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030126 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030126 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030126 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030126 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030126 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030126 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030126 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000030126 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030126 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030126 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030126 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030126 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030126 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030126 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030126 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000030126 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030126 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030126 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030126 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%